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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      November 11, 2005
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $553,331,966.19


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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GENESIS FUND MANAGERS, LLP

VALUATION OF INVESTMENTS AS AT 30 SEPTEMBER 2005

                                                                                             ITEM 6 -                      ITEM 8 -
                               ITEM 2 - TITLE                                     ITEM 5 -   INV          ITEM 7 -  SOLE/  VOTING
ITEM 1 - STOCK NAME               OR CLASS     ITEM 3 - CUSIP     ITEM 4 - FMV    SHARES     DISCRETION   MANAGER   NONE   AUTHORITY
AFP Provida Spons                 ADR          US00709P1084        2,742,074.00      94,100   Sole        1         Sole     69,000
                                                                                                                    None     25,100

America Movil                     Com          US02364W1053       81,330,537.12   3,090,066   Sole        1         Sole  2,566,166
                                                                                                                    None    523,900

Anglogold Ashanti Spon            ADR          US0351282068       32,645,145.08     769,207   Sole        1         Sole    652,425
                                                                                                                    None    116,782

Bancolombia ADR                   ADR          US05968L1026       10,149,680.00     462,400   Sole        1         Sole    384,200
                                                                                                                    None     78,200

Brasil Telecom Participacoes      ADR          US1055301097       42,846,593.32   1,007,444   Sole        1         Sole    852,844
                                                                                                                    None    154,600

Check Point Software              Com          IL0010824113       41,777,382.40   1,717,820   Sole        1         Sole  1,450,620
                                                                                                                    None    267,200

Cia de Bebidas das Americas CM    ADR          US20441W1045        6,087,840.00     202,928   Sole        1         Sole    176,828
                                                                                                                    None     26,100

Coca-Cola Femsa                   ADR          US1912411089          243,061.00       9,100   Sole        1         Sole      9,100

Comp. Anon. Nac. Telefones        ADS          US2044211017           72,507.04       5,168   Sole        1         Sole      5,168

Companhia Brasileira De Dist.     ADR          US20440T2015       13,690,154.00     474,200   Sole        1         Sole    405,800
                                                                                                                    None     68,400

Embotelladora Andina ADR Rep A    ADR Rep A    US29081P2048        2,074,336.00     132,800   Sole        1         Sole     29,700
                                                                                                                    None    103,100

Embotelladora Andina              ADS Rep B    US29081P3038        4,384,463.18     268,327   Sole        1         Sole    199,827
                                                                                                                    None     68,500

Femsa                             ADS          US3444191064      103,116,058.24   1,474,772   Sole        1         Sole  1,237,352
                                                                                                                    None    237,420

Grupo Televisa SA                 ADR          US40049J2069        1,104,334.00      15,400   Sole        1         Sole     15,400

Minera Buenaventura               ADS          US2044481040        1,043,031.60      33,592   Sole        1         Sole     33,592

Mobile Telesystems                ADR          US6074091090       35,282,252.16     867,312   Sole        1         Sole    697,512
                                                                                                                    None    193,900

Petrobras                         ADR          US71654V4086        1,429,800.00      20,000   Sole        1         Sole     20,000

POSCO                             ADR          US6934831099       11,085,760.00     196,000   Sole        1         Sole    163,700
                                                                                                                    None     32,300

Quilmes Industrial
  (New Preferred)                 ADR          US74838Y2072        3,072,490.26      98,194   Sole        1         Sole     73,128
                                                                                                                    None     25,066

SK Telecom Co                     ADR          US78440P1084        5,047,224.00     231,100   Sole        1         Sole    197,400
                                                                                                                    None     33,700

Taiwan Semiconductor Co           ADR          US8740391003       13,140,713.94   1,598,627   Sole        1         Sole    793,900
                                                                                                                    None    804,727

Telefonos de Mexico               ADS  (L)     US8794037809       45,195,432.85   2,124,844   Sole        1         Sole  1,779,444
                                                                                                                    None

TIM Participacoes                 ADR          US88706P1066           92,900.00       5,000   Sole        1         Sole      5,000

Vale Rio Doce Spons               ADR          US2044121000       90,878,196.00   2,335,600   Sole        1         Sole  1,944,200
                                                                                                                    None    391,400

Wimm-Bill-Dann Foods              ADR          US97263M1099        4,800,000.00     250,000   Sole        1         Sole    250,000

                                              TOTAL MARKET VALUE 553,331,966.19
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